RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

4. RELATED PARTY TRANSACTIONS

During the period ended October 31, 2013, the Company paid or accrued management compensation of $26,000 (2012 - $nil) to a director of the Company.

As at October 31, 2013, the Company is indebted to a Director of the Company in the amount of $42,326 (January 31, 2013 - $nil). Of this total, $1,326 was for operating expenses paid on the Company’s behalf, $8,000 is for accrued compensation and $33,000 was cash advanced to the Company. The amount is unsecured, bears no interest, and due on demand.

4. RELATED PARTY TRANSACTIONS During the year ended January 31, 2013, the Company paid management salaries of $10,000 (2012 - $nil) to a former director and a director of the Company.

4. RELATED PARTY TRANSACTIONS

As of January 31, 2009 the Company owed $74,529 to related parties. During the year ended January 31, 2011, the Company received $3,414 in additional cash loans from related parties, leaving a balance owed of $77,943 at January 31, 2011. During the year ended January 31, 2012, the Company received $19,335 in additional cash loans from related parties, and had $9,030 in expenses paid on its behalf by related parties. The amount owing is unsecured, bears no interest, and due on demand. All related party transactions are measured at the exchange amount which is the amount of consideration agreed to by the related parties.